Accounts payable and accrued liabilities (Details)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 USD ($)
Accounts payable and accrued liabilities
Trade payables	$ 562,352	$ 1,628,143
Accrued liabilities	125,951	162,557
Provisions	66,899
Total	$ 755,202	$ 1,790,700	$ 1,790,700	$ 131,642